As filed with the Securities and Exchange Commission on June 4, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/_/ Pre-Effective Amendment No. ____
/_/ Post-Effective Amendment No. ____

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS IV
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities
Act of 1933, as amended.

Title of the securities being registered:
Class A, Class B, Class C, Class R and Institutional Class shares of beneficial interest, no par value, of Delaware Smid Cap Growth Fund, one series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as
amended.

It is proposed that this filing will become effective on July 6, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Proxy Statement/Prospectus

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Delaware Investments®
A member of Macquarie Group [LOGO]

PROXY MATERIALS

Delaware Trend Fund

Dear Shareholder:

I am writing to let you know that a meeting of shareholders of Delaware Trend Fund (the “Trend Fund”) will be held on September 22, 2010.  The purpose of the meeting is to vote on an important proposal that affects the Trend Fund and your investment in it.  As a shareholder, you have the opportunity to voice your opinion on certain matters that affect the Trend Fund.  This package contains information about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

Please read the enclosed materials and cast your vote.  Please vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be.

The proposal has been carefully reviewed by the Trend Fund’s Board of Trustees (the “Trustees”).  The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder.  The Trustees believe the proposal is in the best interests of shareholders.  They recommend that you vote FOR the proposal.

The enclosed Q&A is provided to assist you in understanding the proposal.  The proposal is described in greater detail in the enclosed Proxy Statement/Prospectus.

Voting is quick and easy.  Everything you need is enclosed. To cast your vote, simply complete the proxy card enclosed in this package.  Be sure to sign the card before mailing it in the postage-paid envelope.  You may also vote your shares by touch-tone telephone or through the Internet.  Simply call the toll-free number or visit the website indicated on your proxy card, and follow the recorded or online instructions.

If you have any questions before you vote, please call The Altman Group, Inc. (“Altman Group”), the Fund’s proxy solicitor, at ______________.  Altman Group will be glad to help you get your vote in quickly.  You may also receive a telephone call from Altman Group reminding you to vote your shares.  Thank you for your participation in this important initiative.

Sincerely,

Patrick P. Coyne
Chairman, President, and Chief Executive Officer

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

Below is a brief overview of the proposal to be voted upon.  Your vote is important.  Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference.  If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at (800) 523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote to approve an Agreement and Plan of Reorganization between Delaware Group® Equity Funds III, on behalf of Delaware Trend Fund (the “Trend Fund”), and Delaware Group® Equity Funds IV, on behalf of Delaware Smid Cap Growth Fund (the “Smid Cap Growth Fund”) (collectively, the “Funds”).

Proposal:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders of the Trend Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Trend Fund with and into the Smid Cap Growth Fund.

Why has the Board proposed this reorganization?

° Assets within the Trend Fund have not grown as expected, and shareholders of both Funds could benefit from the combination of the Funds through a larger pool of assets, including realizing possible economies of scale.  Moreover, in January 2010, each Fund’s Board of Trustees (each a “Board” and collectively, the “Boards”) approved changes to each Fund’s investment strategies and policies to reposition each Fund as a focus smid-cap growth fund (the “Repositioning”).  As a result of the Repositioning, the Trend Fund and Smid Cap Growth Fund have the same investment objective and identical overall investment strategies and policies (except for one fundamental investment policy discussed below), which should result in a relatively smooth transition following the Transaction.

How do the investment objectives, strategies, risks and policies of the Trend Fund and the Smid Cap Growth Fund compare?

As a result of the Repositioning, the investment objective of the Trend Fund is identical to the investment objective of the Smid Cap Growth Fund.  Both Funds seek long-term capital appreciation.  Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder or contract owner approval.

The overall investment strategies and policies of the Trend Fund are identical (except for one fundamental investment policy discussed below) to the investment strategies and policies of the Smid Cap Growth Fund.  Furthermore, because the Funds have identical investment objectives and strategies, they are subject to the same types of risks.

Q/A-1

How will the Transaction potentially benefit shareholders?

Each Fund’s Board considered a number of factors before approving the Transaction.  After considering these factors, the Boards concluded that shareholders will potentially benefit from the Transaction in the following ways:

°	The Smid Cap Growth Fund has lower net expenses than the Trend Fund, as detailed in the Prospectus/Proxy Statement.

°
Delaware Management Corporation (“DMC”) has agreed to contractually extend an expense cap for one year following the completion of the Transaction.  In addition, DMC will implement a new formula for calculating Rule 12b-1 plan expenses for the Smid Cap Growth Fund’s Class A shares following the Transaction, which will be the same formula used for the Trend Fund’s Class A shares.

°
Shareholders of the Trend Fund and the Smid Cap Growth Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund could realize cost savings due to efficiencies and economies of scale from the spreading of fixed costs over a larger asset base and by reaching breakpoints in investment management fees.  There can be no assurance, however, that such savings will be realized.

How will the Transaction work?

The Smid Cap Growth Fund will acquire substantially all of the assets of the Trend Fund in exchange for shares of the Smid Cap Growth Fund.  The Trend Fund will then distribute the Smid Cap Growth Fund’s shares on a pro rata basis to its shareholders.  At the time of the Transaction, any shares you own of the Trend Fund will be cancelled and you will receive new shares in the same class of the Smid Cap Growth Fund that will have an aggregate value equal to the value of your shares in the Trend Fund.  More detailed information about the transfer of assets by the Trend Fund and the issuance of shares by the Trend Fund can be found in the Proxy Statement/Prospectus.

What are the federal income tax consequences of the Transaction?

The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes:  (i) shareholders of the Trend Fund will not recognize any gain or loss as a result of the exchange of their shares of the Trend Fund for shares of the Smid Cap Growth Fund; and (ii) the Smid Cap Growth Fund and its shareholders will not recognize any gain or loss upon receipt of the Trend Fund’s assets.

Will Portfolio Management change?

No.  DMC, the investment manager for the Trend Fund, is also the investment manager for the Smid Cap Growth Fund.  DMC will continue to serve as the investment manager following the closing of the Transaction.  The Trend Fund and the Smid Cap Growth Fund are currently managed by the same portfolio managers, and it is anticipated that those portfolio managers will remain in place following the Transaction.

Q/A-2

Who will pay the expenses of the Transaction?

The expenses resulting from the Transaction will be shared as follows: 40% by DMC, 30% by the Trend Fund, and 30% by the Smid Cap Growth Fund.

What is the anticipated timetable for the Transaction?

The shareholder meeting is scheduled for September 22, 2010 (the “Meeting”).  It is currently anticipated that the Transaction, if approved by shareholders, will take place in October 2010.  Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet.  If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

Yes.  The Trend Fund’s Board has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Trend Fund that you own on the record date.  The record date is June 21, 2010.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope.  You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions.  In addition, you may also vote through the Internet by visiting www.proxyvote.com and following the on-line instructions.  If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call The Altman Group, Inc. (“Altman Group”), the Trend Fund’s proxy solicitor, at__________.

How do I sign the proxy card?

Individual Accounts:  Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts:  Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

Q/A-3

All Other Accounts:  The person signing must indicate his or her capacity.  For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, “Ann B. Collins, Trustee.”

How can I find more information on the proposal?

You should read the attached Proxy Statement/Prospectus that provides further details regarding the proposal and each of the topics that were discussed briefly above.  If you have any questions, please call Delaware Investments at 800-523-1918.

Q/A-4

DELAWARE TREND FUND
(a series of Delaware Group® Equity Funds III)

2005 Market Street
Philadelphia, Pennsylvania 19103-7094

NOTICE OF MEETING OF SHAREHOLDERS
To be held on Sepetember 22, 2010

To the Shareholders:

NOTICE IS HEREBY GIVEN that a meeting (the “Meeting”) of Shareholders of Delaware Trend Fund (the “Trend Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds III, has been called by the Board of Trustees of Delaware Group Equity Funds III and will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on Sepetember 22, 2010 at ___ a.m./p.m., Eastern Time.  The Meeting is being called for the following reasons:

1.
To approve an Agreement and Plan of Reorganization between Delaware Group Equity Funds III, on behalf of the Trend Fund, and Delaware Group Equity Funds IV, on behalf of Delaware Smid Cap Growth Fund (the “Smid Cap Growth Fund” or “Acquiring Fund”), that provides for:  (i) the acquisition of substantially all of the assets of the Acquired Fund by the Acquiring Fund, in exchange solely for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the complete liquidation and dissolution of the Acquired Fund.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

Shareholders of record of the Acquired Fund as of the close of business on June 21, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided, or by voting by telephone or over the Internet.  Your vote is important.

By Order of the Board,

Patrick P. Coyne
Chairman, President and Chief Executive Officer

July 6, 2010

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States.  If you prefer, you may instead vote by telephone or the Internet.  You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

PROXY STATEMENT/PROSPECTUS

Dated July 6, 2010

Acquisition of Substantially All of the Assets of:

DELAWARE TREND FUND
(a series of Delaware Group® Equity Funds III)

By and in exchange for shares of

DELAWARE SMID CAP GROWTH FUND
(a series of Delaware Group® Equity Funds IV)

This Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of Delaware Trend Fund (the “Trend Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds III.  The Meeting has been called by the Board of Trustees of Delaware Group Equity Funds III (the “Board”) to vote on the approval of the Agreement and Plan of Reorganization (as more fully described below).

The principal offices of Delaware Group Equity Funds III and Delaware Group Equity Funds IV (each, a “Trust” and collectively, the “Trusts”) are located at 2005 Market Street, Philadelphia, PA 19103.  You can reach the offices of each Trust by telephone by calling (800) 523-1918.

The Meeting will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on September 22, 2010 at ___ a.m./p.m., Eastern Time.  The Board, on behalf of the Trend Fund, is soliciting these proxies.  This Proxy Statement/Prospectus will first be sent to shareholders on or about July 12, 2010.

This Proxy Statement/Prospectus gives you information about an investment in the Delaware Smid Cap Growth Fund (the “Smid Cap Growth Fund” or “Acquiring Fund”) and about other matters that you should know before voting and investing.  You should retain it for future reference.  A Statement of Additional Information dated July 6, 2010 (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus and containing more information about the Acquiring Fund and the Acquired Fund (each, a “Fund” and collectively, the “Funds”) and the proposed transaction, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference (i.e., legally is considered a part of this Proxy Statement/Prospectus).  Both the Acquired Fund and Acquiring Fund are registered as open-end management investment companies with the SEC.

The Prospectus of the appropriate share class of the Acquiring Fund dated January 28, 2010, as supplemented to date, (the “Acquiring Fund Prospectus”) accompanies this Proxy Statement/Prospectus, has been filed with the SEC, is incorporated herein by reference, and is intended to provide you with information about the Acquiring Fund.

The following additional documents have been filed with the SEC and contain additional information about the Acquired Fund and Acquiring Fund:

°	The Prospectuses of the Acquired Fund dated October 28, 2009, as supplemented to date, (“Acquired Fund Prospectus”);

°	The Statement of Additional Information of the Acquired Fund dated October 28, 2009 as amended (“Acquired Fund SAI”);

°	The Statement of Additional Information of the Acquiring Fund dated January 28, 2010 as amended (“Acquiring Fund SAI”);

°	The Semi-Annual Report of the Acquired Fund for the fiscal period ended December 31, 2009;

°	The Semi-Annual Report of the Acquiring Fund for the fiscal period ended March 31, 2010;

°	The Annual Report of the Acquired Fund for the fiscal year ended June 30, 2009; and

°	The Annual Report of the Acquiring Fund for the fiscal year ended September 30, 2009.

You can request a free copy of these documents by calling (800) 523-1918, or by writing to the Trust at Attention:  Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of any Fund, the repayment of capital from any Fund, or any particular rate of return.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

2

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION	1
Summary	1
What is the purpose of the Proposal?	1
What are the federal income tax consequences of the Transaction?	2
How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?	2
What are the principal risks associated with investments in the Funds?	3
What are the fees and expenses of each Fund and what might they be after the Transaction?	3
How do the performance records of the Funds compare?	11
Who manages the Funds?	12
Where can I find more financial information about the Funds?	14
What are other key features of the Funds?	14
REASONS FOR THE TRANSACTION	16
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	19
How will the Transaction be carried out?	19
Who will pay the expenses of the Transaction?	20
What are the federal income tax consequences of the Transaction?	20
What should I know about shares of the Acquiring Fund?	22
What vote is necessary to approve the Plan?	23
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	23
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS	24
Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?	24
Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?	24
How do the fundamental investment restrictions of the Funds differ?	26
What are the risk factors associated with investments in the Funds?	26
MORE INFORMATION ABOUT THE FUNDS	28
VOTING INFORMATION	30
PRINCIPAL HOLDERS OF SHARES	33

EXHIBITS
Exhibit A - Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of June 21, 2010

PROPOSAL:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Acquired Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

The Plan provides for:  (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.  If the shareholders of the Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund, you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund.  The Acquired Fund will then be liquidated.

SUMMARY

This is only a summary of certain information contained in the Proxy Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the Acquiring Fund Prospectus that is included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

The Board approved the Plan for the Acquired Fund and recommends that shareholders of the Acquired Fund approve the Plan.  If shareholders of the Acquired Fund approve the Plan, substantially all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund.  The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved.  The proposed transaction for the Acquired Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

The Transaction, if approved, will result in your shares of the Acquired Fund being exchanged for a number of Acquiring Fund shares of the same class equal in total value (but having a different price per share) to your shares of the Acquired Fund.  This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund.  This exchange will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be in October 2010.

For the reasons set forth below under “Reasons for the Transaction,” the Board of Trustees of each Trust (each a “Board” and collectively, the “Boards”) has concluded that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund.  The Boards have also concluded that no dilution in value would result to the shareholders of the Acquired Fund and the Acquiring Fund as a result of the Transaction.

What are the federal income tax consequences of the Transaction?

It is expected that shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the Acquiring Fund pursuant to the Transaction.  You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances.  You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.  For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction - What are the tax consequences of the Transaction?”

How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

Like the Acquired Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Companies”) that is managed by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust.  In January 2010, each Fund’s Board of Trustees approved changes to each Fund’s respective investment objective, investment strategies and investment policies to reposition each Fund as a focus smid-cap growth fund (the “Repositioning”).  The Acquiring Fund’s Board also approved a name change for the Smid Cap Growth Fund (formerly, Delaware Growth Opportunities Fund) in order to reflect the positioning.  Each Fund’s transition to this new strategy occurred during the first quarter 2010.  As a result of the Repositioning, the investment objective of the Acquired Fund is identical to the investment objective of the Acquiring Fund.  Both the Acquired Fund and the Acquiring Fund seek long-term capital appreciation.  Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

As a result of the Repositioning, the overall investment strategies and policies of the Acquired Fund are identical to the investment strategies and policies of the Acquiring Fund (except for one fundamental investment policy discussed below).  The Acquired Fund and the Acquiring Fund will invest primarily in common stocks of growth-oriented companies that DMC believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. DMC particularly seeks small- to mid-sized companies. DMC will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500® Growth Index.  Under normal circumstances, both the Acquired Fund and the Acquiring Fund will invest at least 80% of their net assets in equity securities of small- and mid-capitalization companies.  Each Fund’s 80% policy may be changed without shareholder approval.  However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom up approach, DMC seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. DMC also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. These factors give DMC insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. DMC believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

Each Fund generally holds 25 to 30 stocks, although from time to time each Fund may hold fewer or more names depending on our assessment of the investment opportunities available.  DMC maintains a diversified portfolio representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry could have on the Fund if it were to experience a period of slow or declining growth.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

As with most investments, investments in the Funds involve certain risks.  There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective.

Because the Funds have identical investment objectives and strategies (except for one fundamental investment policy discussed below), they are subject to the same types of risks.  Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in a Fund’s portfolio.  Other principal risks include:  market risk, industry and security risk, company size risk, limited number of stocks risk, interest rate risk, credit risk, futures and options risk, foreign risk (including emerging markets risk), political risk, currency risk, information risk, inefficient market risk, transaction cost risk, liquidity risk, counterparty risk and government and regulatory risk.  For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge structure for each Fund is identical.  The operating expenses shown are based on expenses incurred during the Acquired Fund’s fiscal year ended June 30, 2009, and the Acquiring Fund’s fiscal year ended September 30, 2009, restated to reflect contractual expense changes and estimated costs associated with the Transaction.  In addition, the following tables show the pro forma expense ratios of the Acquiring Fund after the Transaction which are estimated and show what the expenses of the Acquiring Fund might have been if the Transaction had taken place as of the beginning of the Acquiring Fund’s last fiscal year.

FEE TABLES FOR
THE TREND FUND AND THE SMID CAP GROWTH FUND

Class A Shares
	Actual		Pro Forma
	Trend Fund - Class A	Smid Cap Growth Fund - Class A	Smid Cap Growth Fund - Class A After Transaction
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load) imposed on redemptions as a percentage of original purchase price or redemption price, whichever is lower	None1	None1	None
Exchange fees2	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.74%
Distribution and service (12b-1) fees	0.29%3	0.30%	0.30%3
Other expenses	0.56%	0.71%	0.61%4

Total annual fund operating expenses	1.60%	1.76%	1.65%
Fee waivers and expense reimbursements	None	(0.24%)5	(0.12)%5

Total annual fund operating expenses after waivers and reimbursements	1.60%	1.52%	1.53%

Class B Shares
	Actual		Pro Forma
	Trend Fund - Class B6	Smid Cap Growth Fund - Class B6	Smid Cap Growth Fund - Class B After Transaction6

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) imposed on redemptions as a percentage of original purchase price or redemption price, whichever is lower	4.00%7	4.00%7	4.00%7
Exchange fees2	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.74%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.56%	0.71%	0.61%4

Total annual fund operating expenses	2.31%	2.46%	2.35%
Fee waivers and expense reimbursements	None	(0.24%)5	(0.12)%5

Total annual fund operating expenses after waivers and reimbursements	2.31%	2.22%	2.23%

Class C Shares
	Actual		Pro Forma
	Trend Fund - Class C	Smid Cap Growth Fund - Class C	Smid Cap Growth Fund - Class C After Transaction
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) imposed on redemptions as a percentage of original purchase price or redemption price, whichever is lower	1.00%8	1.00%8	1.00%8
Exchange fees2	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.74%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.56%	0.71%	0.61%4

Total annual fund operating expenses	2.31%	2.46%	2.35%
Fee waivers and expense reimbursements	None	(0.24%)5	(0.12)%5

Total annual fund operating expenses after waivers and reimbursements	2.31%	2.22%	2.23%

Class R Shares
	Actual		Pro Forma
	Trend Fund – Class R	Smid Cap Growth Fund – Class R	Smid Cap Growth Fund - Class R After Transaction
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) imposed on redemptions as a percentage of original purchase price or redemption price, whichever is lower	None	None	None
Exchange fees2	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.74%
Distribution and service (12b-1) fees	0.60%9	0.60%10	0.60%10
Other expenses	0.56%	0.71%	0.61%4

Total annual fund operating expenses	1.91%	2.06%	1.95%
Fee waivers and expense reimbursements	(0.10%)	(0.34%)5	(0.22)%5

Total annual fund operating expenses after waivers and reimbursements	1.81%	1.72%	1.73%

Institutional Class Shares
	Actual		Pro Forma
	Trend Fund – Institutional Class	Smid Cap Growth Fund – Institutional Class	Smid Cap Growth Fund- Institutional Class After Transaction
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load) imposed on redemptions as a percentage of original purchase price or redemption price, whichever is lower	None	None	None
Exchange fees2	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.74%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.56%	0.71%	0.61%4

Total annual fund operating expenses	1.31%	1.46%	1.35%
Fee waivers and expense reimbursements	None	(0.24%)5	(0.12)%5

Total annual fund operating expenses after waivers and reimbursements	1.31%	1.22%	1.23%

(1)
A purchase of Class A shares of $1 million or more may be made at net asset value.  However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (“CDSC”) of 1.00% will apply to redemptions made within one year of purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the CDSC applies.  Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)	Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange shares into a fund that has a front-end sales charge.

(3)
The Board of the Acquired Fund adopted a formula for calculating Rule 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992.  The total Rule 12b-1 fees to be paid by Class A shareholders of the Acquired Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992.  All Class A shareholders bear the Rule 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates.  The Pro Forma financials reflect application of the blended rate methodology to the Acquiring Fund’s Class A shares.

(4)
Included in “Total Other Expenses” is the portion of the one-time costs of the Transaction that will be allocated to the Acquiring Fund.  The total costs of the Transaction are anticipated to total $168,919, of which $50,675 will be allocated to each of the Acquiring Fund and the Acquired Fund.  The costs of the Transaction are not subject to the fee waiver described in footnote (5) below.

(5)
The Acquiring Fund’s investment manager, DMC, is contractually waiving its investment advisory fees and/or paying expenses (excluding any Rule 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.22% of the Acquiring Fund’s average daily net assets from January 28, 2010 through January 28, 2011.  DMC has agreed to extend this expense limitation for one year upon and subject to the closing of the Transaction.

(6)
As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

(7)
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00% which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(8)	Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

(9)
Delaware Distributors, L.P. (“DDLP”), the Distributor for each Fund, has contracted to limit the Acquired Fund’s Class R shares Rule 12b-1 fees from November 1, 2009 through October 31, 2010 to no more than 0.50% of average daily net assets.

(10)	DDLP has contracted to limit the Acquiring Fund’s Class R shares Rule 12b-1 fees from to no more than 0.50% of average daily net assets from January 28, 2010 through January 28, 2011.

Examples

These examples are intended to help you compare the costs of investing in Trend Fund shares with the cost of investing in Smid Cap Growth Fund shares of the comparable class, both before and after the Transaction.  You can also use these examples to compare the costs of these Funds with the costs of other mutual funds with similar investment objectives.  The examples show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.  The Fund’s actual rate of return may be greater or less than the hypothetical 5% return used here.  These are examples only and do not represent future expenses, which may be greater or less than those shown below.  These examples for the Acquired Fund’s Class R Shares and Acquiring Fund reflect expense waivers and reimbursements for the one-year period, and the total operating expenses without waivers for years two through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Trend Fund	$728	$1,051	$1,396	$2,366
Smid Cap Growth Fund	$721	$1,075	$1,453	$2,510
Pro forma Smid Cap Growth Fund (after the Transaction)	$722	$1,054	$1,410	$2,408

Class B Shares 1 (assuming complete redemption)	1 Year	3 Years	5 Years	10 Years
Trend Fund	$634	$996	$1,460	$2,468
Smid Cap Growth Fund	$625	$1,019	$1,514	$2,605
Pro forma Smid Cap Growth Fund (after the Transaction)	$626	$997	$1,470	$2,502

Class B Shares 1 (assuming no redemption)	1 Year	3 Years	5 Years	10 Years
Trend Fund	$234	$721	$1,235	$2,468
Smid Cap Growth Fund	$225	$744	$1,289	$2,605
Pro forma Smid Cap Growth Fund (after the Transaction)	$226	$722	$1,245	$2,502

Class C Shares (assuming complete redemption)	1 Year	3 Years	5 Years	10 Years
Trend Fund	$334	$721	$1,235	$2,646
Smid Cap Growth Fund	$325	$744	$1,289	$2,778
Pro forma Smid Cap Growth Fund (after the Transaction)	$326	$722	$1,245	$2,677

Class C Shares (assuming no redemption)	1 Year	3 Years	5 Years	10 Years
Trend Fund	$234	$721	$1,235	$2,646
Smid Cap Growth Fund	$225	$744	$1,289	$2,778
Pro forma Smid Cap Growth Fund (after the Transaction)	$226	$722	$1,245	$2,677

Class R Shares	1 Year	3 Years	5 Years	10 Years
Trend Fund	$184	$590	$1,022	$2,225
Smid Cap Growth Fund	$175	$613	$1,077	$2,363
Pro forma Smid Cap Growth Fund (after the Transaction)	$176	$591	$1,032	$2,257

Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
Trend Fund	$133	$415	$718	$1,579
Smid Cap Growth Fund	$124	$438	$775	$1,726
Pro forma Smid Cap Growth Fund (after the Transaction)	$125	$416	$728	$1,613

(1)
The Class B example reflects the automatic conversion of Class B shares to Class A shares after approximately eight years.  Information for the ninth and tenth years reflects expenses of the Class A shares.

The figures above are only examples.  They do not represent past or future expenses or returns.  Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As a result of the Repositioning, each Fund transitioned to invest primarily in common stocks of small-to-medium sized, growth-oriented companies whose total market capitalization at the time of investment will be within the range of the Russell 2500® Growth Index.  Prior to the Repositioning, the Acquired Fund invested primarily in stocks of small, growth-oriented companies, or emerging companies, and measured its performance against the Russell 2000® Growth Index.  Prior to the Repositioning, the Acquiring Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index.  The returns below may not be indicative of either Fund’s future performance, especially in light of the portfolio management team transitions and repositioning of the Funds in early 2010.  The performance history of the Funds prior to the Repositioning (before taxes and including the applicable sales charges) as of December 31, 2009 is shown below:

Fund and Class	1 Year	5 Years	10 Years or Inception 1

Trend Fund--Class A	45.72%	(0.92)%	(1.00)%
Smid Cap Growth Fund--Class A	36.22%	0.61%	(1.05)%

Trend Fund--Class B 2	49.42%	(0.73)%	(0.97)%
Smid Cap Growth Fund--Class B 2	39.56%	0.84%	(1.02)%

Trend Fund--Class C 3	52.52%	(0.46)%	(1.11)%
Smid Cap Growth Fund--Class C 3	42.36%	1.06%	(1.17)%

Trend Fund--Class R	54.29%	0.03%	4.05%
Smid Cap Growth Fund--Class R	44.22%	1.59%	5.96%

Trend Fund—Institutional Class	54.89%	0.54%	(0.12)%
Smid Cap Growth Fund--Institutional Class	44.89%	2.11%	(0.16)%

(1)
Since inception returns are shown if the class existed for less than 10 years.  The Trend Fund’s Class A, Class B, Class C and Institutional shares and the Smid Cap Growth Fund’s Class A shares, Class B shares, Class C and Institutional shares commenced operations more than 10 years ago.  The inception date for the Trend Fund’s Class R shares and the Smid Cap Growth Fund’s Class R shares was June 2, 2003.

(2)
Total returns assume redemption of shares at end of period.  The 10-year return for each Fund’s Class B shares reflects automatic conversion to Class A shares after approximately eight years.  If shares were not redeemed, the returns for the Trend Fund’s Class B shares would be 53.42%, (0.46)%, and (0.97)% for the one-, five-, and 10-year periods, respectively, and the returns for the Smid Cap Growth Fund’s Class B shares would be 43.56%, 1.13%, and (1.02)% for the one-, five-, and 10-year periods, respectively.

(3)
Total returns assume redemption of shares at end of period.  If shares were not redeemed, the returns for the Trend Fund’s Class C shares would be 53.52%, (0.46)%, and (1.11)% for the one-, five-, and 10-year periods, respectively, and the returns for the Smid Cap Growth Fund’s Class C shares would be 43.36%, 1.06%, and (1.17)% for the one-, five-, and 10-year periods, respectively.

Who manages the Funds?

The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust.  The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

DMC manages the assets of each Fund and makes each Fund’s investment decisions.  DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments), including DMC, are owned by Macquarie Bank Limited, a global provider of banking, financial, advisory, investment and fund management services.  DMC and its predecessors have been managing the assets of the Delaware Companies since 1938.  As of March 31, 2010, DMC and its affiliates within Delaware Investments were managing, in the aggregate, more than $135 billion in assets in various institutional or separately managed investment company and insurance accounts.

A discussion of the basis for the Board’s approval of the Acquired Fund’s investment advisory contract is available in the Acquired Fund’s Semi-Annual Report for the fiscal period ended December 31, 2009.  A discussion of the basis for the Board’s approval of the Acquiring Fund’s investment advisory contract is available in the Acquiring Fund Semi-Annual Report for the fiscal period ended March 31, 2010.

Portfolio Managers of the Acquired Fund and the Acquiring Fund.  Christopher J. Bonavico and Kenneth F. Broad have primary responsibility for making the day-to-day investment decisions for the Acquired Fund and the Acquiring Fund. Messrs. Bonavico and Broad assumed responsibility for the Acquired Fund and the Acquiring Fund in January 2010.

           Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst Christopher J. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm's Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolios. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor's degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Kenneth F. Broad, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm's Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth product. Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor's degree in economics from Colgate University.

The Acquiring Fund SAI and the Acquired Fund SAI provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund and the Acquired Fund.  For information on how to obtain a copy of the Acquiring Fund SAI or Acquired Fund SAI, please see the section entitled “More Information about the Funds.”

Manager of Managers Structure.  Each Fund and DMC have received an exemptive order from the SEC to operate under a manager of managers structure that permits DMC, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Fund without shareholder approval (“Manager of Managers Structure”).  Under the Manager of Managers Structure, DMC has ultimate responsibility, subject to oversight by a Fund’s Board, for overseeing a Fund’s sub-advisors, and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with a Fund or DMC.  While DMC does not currently expect to use the Manager of Managers Structure with respect to either Fund, DMC may, in the future, recommend to a Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Fund’s portfolio.

The Manager of Managers Structure enables each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Where can I find more financial information about the Funds?

Each Fund’s annual report contains a discussion of the Fund’s performance during the Fund’s past fiscal year and each Fund’s annual report and semi-annual report shows per share information for the Fund’s past five fiscal years.  The Acquired Fund’s and the Acquiring Fund’s annual report and semi-annual report are each incorporated by reference into the Statement of Additional Information.  These documents also are available upon request.  (See “More Information about the Funds” below.)  The Acquired Fund Prospectus and the Acquiring Fund Prospectus also contain further financial information about the Acquired Fund and the Acquiring Fund.

What are other key features of the Funds?

Investment Management Fees.  DMC is the investment manager of each Fund.  DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase.  The fee schedule, which is identical for both Funds and under which payments are made monthly based on the average daily net assets of the respective Fund during such month, at an annual rate as follows:

Investment Management Fee
0.75% on the first $500 million; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on assets in excess of $2.5 billion

With respect to the Acquiring Fund, DMC is contractually waiving its investment advisory fees and/or paying expenses (excluding any Rule 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.22% of the Acquiring Fund's average daily net assets from January 28, 2010 through January 28, 2011.  DMC has agreed to contractually extend this expense limitation for one year following the completion of the Transaction.

Distribution Services. Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P.  (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds.  DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class B shares, Class C shares, and Class R shares under their respective Rule 12b-1 Plans.  DDLP is an indirect subsidiary of Delaware Management Holdings, Inc., and therefore, of Macquarie Bank Limited, and an affiliate of DMC.

Rule 12b-1 Plans.  The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for each Fund’s Class A shares, Class B shares, Class C shares, and Class R shares (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes.  These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer agreements with DDLP.  The Rule 12b-1 Plan expenses relating to Class B shares and Class C shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares.

The Board of the Acquired Fund adopted a formula for calculating Rule 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992.  The total Rule 12b-1 fees paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992.  All of the Acquired Fund’s Class A shareholders bear the Rule 12b-1 fees at this blended rate.  The Board of the Acquiring Fund adopted the same formula for calculating Rule 12b-1 plan expenses for the Acquiring Fund’s Class A shares, effective with the closing of the Transaction.

Currently, the maximum aggregate annual fee payable under the Funds’ Rule 12b-1 Plans are: for Class A shares, up to 0.30% of Class A shares’ average daily net assets (subject to the blended rate formula for the Acquired Fund); for Class B and Class C shares, up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers, and others for providing personal service and/or maintaining shareholder accounts) of Class B shares’ and Class C shares’ average daily net assets; and up to 0.60% (currently contractually limited by DDLP to 0.50% through January 28, 2011 for the Acquiring Fund and through October 31, 2010 for the Acquired Fund) of Class R shares’ average daily net assets.  The Boards may reduce these amounts at any time.

Purchase, Exchange, and Redemption Procedures.  Procedures for the purchase, exchange and redemption of each Fund’s shares are identical.  You may refer to the Acquiring Fund Prospectus that accompanies this Proxy Statement/Prospectus under the section entitled “About Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  Each Fund will also distribute net realized capital gains, if any, at least annually.  For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Acquiring Fund Prospectus under the section entitled “About Your Account--Dividends, distributions, and taxes.”

REASONS FOR THE TRANSACTION

Based on the considerations described below, the Boards, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Acquired Fund and the Acquiring Fund, have determined that the Transaction would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and the Acquiring Fund’s existing shareholders would not be diluted as a result of the Transaction.

Managing mutual funds in an efficient and profitable manner requires significant assets, and DMC has been concerned about the long-term viability of the Funds due to their decline in net assets in recent years.  The Acquired Fund has experienced a substantial decline in assets under management since its peak asset level of approximately $1.7 billion in August 2000.  Similarly, the Acquiring Fund has experienced a substantial decline in assets under management since its high of approximately $632 million in December 2007.  DMC has attributed the decline in the Funds’ assets to market volatility and the underperformance of the Funds relative to their competitors.

To begin to address its concerns about the Funds’ viability, in January 2010, DMC recommended changes to the investment objective, principal investment strategies, policies and portfolio management teams of each Fund and each Fund’s Board approved the recommended changes.  DMC replaced both Fund’s portfolio management teams with its Focus Growth Team and transitioned each Fund to a focus smid-cap growth equity fund during the first quarter 2010.  DMC believed that by repositioning the Funds as focus smid-cap growth equity funds the distribution opportunities of the Funds could be improved which could lead to improved asset growth.  In May 2010, DMC recommended that the Acquired Fund be reorganized into the Acquiring Fund.  DMC reasoned that by combining two funds that had identical investment objectives, strategies and policies (except for one fundamental investment policy discussed below), potential economies of scale and other efficiencies could be recognized by combining assets of the two Funds which would allow fixed costs to be spread over a larger asset base and by reaching breakpoints in investment management fees.

At a meeting of the Boards for the Trusts held on May 18-20, 2010, DMC presented the Plan to the Boards and provided the Boards with data and analysis regarding the proposed Transaction.  At the meeting, the Boards considered a number of factors, including the following:

°
The compatibility of the Acquired Fund’s investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Acquiring Fund as a result of the Repositioning;

°	The relative size of the Acquired Fund as compared to the Acquiring Fund both before and after the Transaction;

°
The relative past and current decline in assets of the Funds and the anticipated future inability of the Acquired Fund to achieve satisfactory asset growth as analyzed by DDLP as the Fund’s distributor;

°	The relative performance of the Acquired Fund and the Acquiring Fund for the year-to-date, one, three, five and ten year periods, including performance during these periods on a risk-adjusted basis;

°	The fact that the portfolio management team is the same for both Funds;

°	The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

°
The proposal of DMC to contractually extend its waiver of its investment advisory fees and/or reimbursement of expenses for a period of one year after the Transaction in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 1.22% of the Acquiring Fund’s average daily net assets.

°	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders.

°	The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and

°	The potential benefits of the proposed Transaction for the shareholders of the Acquired Fund and the Acquiring Fund.

                 The Boards noted that, as a result of the Repositioning, the Funds’ have the same investment objectives and overall investment strategies and nearly identical investment policies.  The Boards considered that, as a result of the Repositioning, the Funds have been managed in an identical manner (and have similar holdings), which should help to provide for a relatively smooth transition for shareholders of the Acquired Fund should the Transaction be approved.  A comparison of the investment objectives, strategies and policies of the Funds is detailed further below under “Comparison of Investment Objectives, Strategies, Policies, and Risks”.

In deciding whether to recommend approval of the Transaction to shareholders, the Boards also considered the fees and expense ratios of the Acquiring Fund and the Acquired Fund and the impact of existing and proposed contractual fee waivers and the adoption of the more favorable Rule 12b-1 fee blended rate formula on such expense ratios.  The Boards considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in investment management fees, although there can be no assurance that operational savings will be realized.  At the Board meeting, DMC informed the Boards that, with the contractual fee waivers and expense limitations in place at that time, the net expenses for the Acquiring Fund are less than the net expenses of the Acquired Fund on all classes of shares.  DMC has agreed to contractually extend the waiver of a portion of its investment advisory fees and/or to reimburse expenses for one year after the Transaction in order to prevent total annual fund operating expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses) from exceeding 1.22% of the Acquiring Fund’s average daily net assets.

In addition, the Boards considered a new formula for calculating Rule 12b-1 plan expenses for the Acquiring Fund’s Class A shares following the Transaction.  Since June 1, 1992, the total Rule 12b-1 fees paid by Class A shareholders of the Acquired Fund has equaled the sum of 0.10% of the average daily net assets representing the shares that were acquired on or before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992.  All of the Acquired Fund’s Class A shareholders bear the Rule 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.  The Acquiring Fund has a flat 0.30% Rule 12b-1 fee for its Class A shares.  DDLP proposed that the Acquiring Fund also adopt the same formula that is currently utilized for the Acquired Fund when calculating Rule 12b-1 expenses following the Transaction.  As a result of DMC’s and DDLP’s proposed waivers, reimbursements and/or limitations, as the case may be, the Board noted that the pro forma net expenses of the Acquiring Fund after the Transaction will be less than the net expenses of the Acquired Fund for all share classes.

DMC informed the Boards that the Transaction will be structured as a tax-free reorganization.  DMC also informed the Boards as to the estimated cost of the Transaction, including the costs associated with the solicitation of proxies.  The Boards considered that the expenses of the Transaction would be shared as follows: 40% by DMC, 30% by the Acquired Fund, and 30% by the Acquiring Fund.  The total cost of the Transaction is anticipated to be approximately $168,919.

With respect to the Transaction, independent legal counsel advised the Independent Trustees of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve a merger of affiliated funds.  The Independent Trustees noted the representation by DMC that there would be no dilutive effect upon the shareholders of the Funds.  In considering approval of the agreements and the Transaction, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board.

The Boards approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction.  The Board of Delaware Group® Equity Funds III then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction.  The Boards approving the Plan and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF
DELAWARE GROUP® EQUITY FUNDS III, ON BEHALF OF THE ACQUIRED FUND,
UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Acquired Fund do not approve the Plan, the Board of Delaware Group Equity Funds III may consider other possible courses of action for the Acquired Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan.  You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

If the shareholders of the Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its assets on the Closing Date.  In exchange, Delaware Group Equity Funds III, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.  A business day is any day that the NYSE is open for business (“Business Day”).

If the Transaction is approved, the stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date.  The Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards.  A Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund prior to the Closing Date, or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses resulting from the Acquired Fund’s participation in the Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated:  30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC.  The total cost of the Transaction is projected to be approximately $168,919.  The Funds will bear these Transaction costs without regard to any of the expense limits noted above.

What are the federal income tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service  and published judicial decisions, all of which are subject to change.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on certain assumptions made and representations to be made on behalf of the Acquired Fund and the Acquiring Fund, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion, for federal income tax purposes to the effect that: (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder.  Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to Acquiring Fund and each shareholder of Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of Acquiring Fund it received.

Acquired Fund Dividend Distribution. Before the Transaction, the Acquired Fund expects to distribute ordinary income and realized capital gains (net of available capital loss carryovers) on account of the short-period through the closing date, if any, to shareholders.

General Limitation on Capital Losses. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund.  The reorganization of the Acquiring Fund, as the smaller of the two Funds, will result in a more than 50%

change in ownership of the Acquiring Fund on a combined basis.  As a result, any capital loss carryovers of the Acquiring Fund, together with any current year loss and net unrealized depreciation in the value of its assets (collectively, its “total capital loss carryovers”), will be subject to an annual limitation for federal income tax purposes. In addition, for five years beginning after the Closing Date, neither Fund will be permitted to offset its “built-in” gains, if any, at the time of the Transaction against the capital losses (including capital loss carry-forwards) built-in to the other Fund at the time of the Transaction.  The total capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Acquiring Fund’s total capital loss carryovers following the Transaction are as follows:

Line		Trend Fund (Acquired Fund) As of 12/31/2009	Smid Cap Growth Fund (Acquiring Fund) As of 12/31/2009 (1)

1	Capital Loss Carryovers (2)
2	Expiring 2017	($27,313,413)	($14,841,421)
3	Net unrealized appreciation in value of investments on a tax basis	$71,923,372	$56,318,250
4	Realized gain (loss) on a tax basis	($53,320,605)	$7,528,178
5	Post-October Losses (3)	($820,088)
6	Total Capital Loss Carryovers	($9,530,734)	n/a
7	Unrealized appreciation in investments as a percentage of net asset value [L3/L8]	18.7%	22.5%
8	Net Asset Value	$385,185,383	$250,029,207
9	Long-Term Tax-Exempt Rate (May 2010)	n/a	4.03%
10	Approximate Annual Limitation [L8xL9] (4)	n/a	$10,076,177

(1)  Acquiring Fund’s numbers are estimates (unaudited).
(2)  As of the Acquired Fund’s fiscal year ended June 30, 2009; Acquiring Fund’s fiscal year ended September 30, 2009.
(3)  Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2009 through December 31, 2009, that, in accordance with federal income tax regulations, the Acquired Fund has elected to defer and treat as having arisen in the following fiscal year.
(4)  The actual limitation will equal the aggregate net asset value of Acquiring Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of Acquiring Fund on the Closing Date that is recognized in a taxable year.

Because the Acquiring Fund is in a net gain position at December 31, 2009 this annual limitation on use of Acquiring Fund’s capital loss carryovers may not be material, although this depends on the facts at time of closing the Transaction.  In addition, the total capital loss carryovers of Acquired Fund will continue to be available, provided the Acquired Fund is the larger of the two Funds on the Closing Date.  This being the case, the benefits of Acquired Fund’s total capital loss carryovers will accrue post-Transaction to all Fund shareholders, including those of Acquiring Fund.  This might be viewed as resulting in some reduction in the available tax benefits for the shareholders of Acquired Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

Appreciation in Value of Investments.  Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments.  Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization.  The shareholders of both Funds will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the reorganization.  Based on Acquired Fund’s net unrealized appreciation in value of investments on a tax basis as a percentage of its net asset value of 18.7% at December 31, 2009 compared to that of Acquiring Fund of 22.5% at December 31, 2009, and of 20.2% on a combined basis post-Transaction, the shareholders of neither Fund are being exposed to any material differences in the unrealized appreciation in value of investments post-Transaction relative to what they are presently exposed.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences of the Transaction.

What should I know about shares of the Acquiring Fund?

If the Transaction is approved, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued and fully paid and non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  As of the Closing Date, any outstanding certificates, if any, representing shares of the Acquired Fund will be cancelled.

The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your Acquired Fund shares.  For example, all shares have non-cumulative voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting will not be able to elect any trustees.

Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Transaction.

What vote is necessary to approve the Plan?

Provided that Quorum requirements (as defined below) have been satisfied, the Plan must be approved by a Majority Vote, meaning the affirmative vote of the lesser of:  (1) more than 50% of the outstanding voting securities of the Acquired Fund; or (2) 67% or more of the voting securities of the Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund’s outstanding voting securities are present or represented by proxy.  With respect to the Acquired Fund, “Quorum” means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of March 31, 2010, the separate capitalizations of the Acquiring Fund and the Acquired Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization (1)	Acquiring Fund after Transaction

	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net assets (all classes)	$379,320,077	$254,325,855	($101,350)	$633,544,582
Total shares outstanding	26,200,300	14,661,515	(3,346,113)	37,515,702

Class A net assets	$315,161,144	$239,725,260	($89,870)	$554,796,534
Class A shares outstanding	21,239,223	13,733,511	(3,182,914)	31,789,820
Class A net asset value per share	$14.84	$17.46		$17.45

Class B net assets	$14,840,821	$3,690,621	($2,718)	$18,528,724
Class B shares outstanding	1,224,064	263,799	(163,199)	1,324,664
Class B net asset value per share	$12.12	$13.99		$13.99

Class C net assets	$36,641,286	$5,621,008	($6,015)	$42,256,279
Class C shares outstanding	2,936,743	388,910	(401,415)	2,924,238
Class C net asset value per	$12.48	$14.45		$14.45

Class R net assets	$2,346,094	$780,741	($469)	$3,126,366
Class R shares outstanding	161,637	45,631	(24,509)	182,759
Class R net asset value per share	$14.51	$17.11		$17.11

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization (1)	Acquiring Fund after Transaction

	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Institutional Class net assets	$10,330,732	$4,508,225	($2,278)	$14,836,679
Institutional Class shares outstanding	638,633	229,664	(112,317)	755,980
Institutional Class net asset value per share	$16.18	$19.63		$19.63

(1)	Adjustments reflect the costs of the Transaction incurred by each Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, as well as the risks associated with such objectives, strategies, and policies.  For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Acquiring Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

As a result of the Repositioning, the investment objective of the Acquired Fund is identical to the investment objective of the Acquiring Fund. Both the Acquired Fund and the Acquiring Fund seek long-term capital appreciation.  Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.

Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?

As a result of the Repositioning, the overall investment strategies and policies of the Acquired Fund are identical to the investment strategies and policies of the Acquiring Fund (except for one fundamental investment policy discussed below). The Funds invest primarily in common stocks of growth-oriented companies that the Funds’ investment manager, DMC, believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy.  DMC particularly seeks small- to mid-sized companies.  For purposes of the Funds, DMC will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index.  As of its last reconstitution on June 30, 2009, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.773 billion and the median market capitalization was approximately $465 million.  The Index had a total market capitalization range of approximately $52 million to $4.244 billion.

Under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies.  Each Fund’s 80% Policy may be changed without shareholder approval.  However, shareholders will be given notice at least 60 days prior to any such change.

With respect to both the Acquired Fund and the Acquiring Fund, DMC researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that DMC believes are the best investments for the Funds. The following are descriptions of how the portfolio management team pursues both the Acquired Fund’s and the Acquiring Fund’s investment objective.

Using a bottom up approach, DMC looks for companies that:

•	have large end market potential, dominant business models and strong free cash flow generation;
•	demonstrate operational efficiencies;
•	have planned well for capital allocation; and
•	have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth. DMC’s disciplined, research-intensive selection process is designed to identify catalysts such as:

•	management changes;
•	new products;
•	structural changes in the economy; or
•	corporate restructurings and turnaround situations.

Both the Acquired Fund and the Acquiring Fund generally holds 25 to 30 stocks, although from time to time the Funds may hold fewer or more names depending on DMC’s assessment of the investment opportunities available. DMC maintains a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on a Fund if it were to experience a period of slow or declining growth.

Each Fund invests 85% to 100% of its net assets in common stocks with at least 80% in equity securities of small and mid-capitalization companies.  Each Fund may invest up to 20% of its net assets in securities of foreign issuers but direct ownership of foreign securities will typically not be a significant part of either Fund’s investment strategy.  The Acquired Fund and Acquiring Fund may invest up to 20% of a Fund’s assets in debt securities and bonds, including up to 15% in non-investment grade bonds if DMC believes such investment will help it meet a Fund’s investment objective.  Both Funds may invest in convertible bonds, preferred stock and convertible preferred stock, provided that these investments, when aggregated with the Fund’s investments in debt securities and bonds, do not exceed 35% of the Fund’s assets.  Other investments include privately placed securities whose resale is restricted under U.S. law, investment in futures and options foreign currency transactions; initial public offerings and when-issued and delayed delivery securities.  Both Funds may borrow from banks as a temporary measure for extraordinary or emergency purposes to facilitate redemptions, lend up to 25% of their assets to broker/dealers or institutional investors for their use in securities transactions, use repurchase agreements as short-term investments for a Fund’s cash position, make temporary investments in cash, cash equivalents or other high-quality, short-term instruments, and invest up to 15% of their net assets in illiquid securities.

A more complete discussion of the investment and securities techniques and how a Fund uses them is included in the Acquiring Fund Prospectus, which is enclosed with this Proxy Statement/Prospectus, under “The Securities in Which the Fund Typically Invests.”

How do the fundamental investment restrictions of the Funds differ?

The Funds have adopted almost identical fundamental investment restrictions. Unlike the Acquired Fund, the Acquiring Fund has a fundamental investment restriction permitting the Acquiring Fund to make investments from time to time that will result in the concentration of its investments in the securities of issuers within various industries or industry groupings. A Fund may not change any of its fundamental investment restrictions without a Majority Vote (as defined below) of its shareholders.  The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund SAI, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

Like all investments, an investment in each Fund involves risk including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks.  There is no assurance that a Fund will meet its investment objective.  A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  As with many investments in mutual funds, the best results are generally achieved when investments in the Funds are held for a number of years.

Investments in the Funds are subject to several risks, which are summarized below.

Market risk.  Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.

Industry and security risk.  Industry risk is the risk that the value of the securities in a particular industry will decline because of changing expectations for the performance of that industry.  Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as pending mergers or actual or threatened bankruptcy).

Company size risk.  Company  size risk is the risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of stocks risk. Limited number of stocks risk is the possibility that a single security’s increase or decrease in value may have a greater impact on a Fund’s value and total return because the Fund may hold larger positions in fewer securities than other funds.

Interest rate risk. Interest rate risk is the risk that securities will decrease in value if interest rates rise.  The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk.  Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.  Bonds rated below investment grade are particularly subject to this risk.

Futures and options risk.  Futures and options risk is the possibility that a Fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated.  Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a Fund gains from using the strategy.

Foreign risk.  Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic or government conditions, increased transaction costs or inadequate regulatory and accounting standards.

Emerging markets risk.  Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Political risk.  Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

Currency risk.  Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

Information risk.  Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

Inefficient market risk.  Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

Transaction costs risk. Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Liquidity risk.  Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a Fund has valued them.

Counterparty risk.  If a Fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

Government and regulatory risks.  Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

A more complete discussion of the risks of an investment in the Acquiring Fund is included in the Acquiring Fund Prospectuses, which is enclosed with this Prospectus/Proxy Statement, under “The risks of investing in the Fund,” and in the Acquiring Fund’s Statement of Additional Information, under “Investment Strategies and Risks.”  A more complete discussion of the risks of an investment in the Acquired Fund is included in the Acquired Fund Prospectuses under “The risks of investing in the Fund,” and in the Acquired Fund’s Statement of Additional Information, under “Investment Strategies and Risks.”

MORE INFORMATION ABOUT THE FUNDS

Transfer Agency Services.  Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing, and transfer agent for each Fund and for other mutual funds in the Delaware Companies.

Custodial Services.  The Bank of New York Mellon (“BNY Mellon”), is the custodian of the securities and other assets of the Funds.  The main office of BNY Mellon is One Wall Street, New York, NY 10286.

Fund Accounting Services.  BNY Mellon currently also provides fund accounting and financial administration services to each Fund.  Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing financial reporting services, regulatory compliance testing and other related accounting services.

Oversight Services.  DSC also provides fund accounting and financial administration oversight services to the Funds.  Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

Additional Information.  More information about the Acquiring Fund is included in:  (i) the Acquiring Fund Prospectuses, which are included with and considered a part of this Proxy Statement/Prospectus; (ii) the Acquiring Fund SAI; (iii) the Statement of Additional Information; and (iv) the Acquiring Fund Annual Report for the fiscal year ended September 30, 2009 and the Acquiring Fund Semi-Annual Report for the fiscal period ended March 31, 2010.  More information about the Acquired Fund is included in  (i) the Acquired Fund Prospectuses, (ii) the Acquired Fund SAI, (iii) the Statement of Additional Information, and (iv) the Acquired Fund’s Annual Report for the fiscal year ended June 30, 2009 and the Acquired Fund’s Semi-Annual Report for the fiscal period ended December 31, 2009. You may request free copies of these documents, which have been filed with the SEC, by calling (800) 523-1918 or by writing to the Trust at Attention:  Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and the following regional offices of the SEC:  New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104.  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

Only shareholders of record of the Acquired Fund at the close of business on June 21, 2010 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.  A majority of the votes cast by shareholders of the Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting.  The Meeting may also be adjourned by the chairperson of the Meeting.  It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal.  Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person.  You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet.  If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies.  A proxy card is, in essence, a ballot.  If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

Shareholders may revoke their proxy at any time before it is voted by sending a written notice to Delaware Group Equity Funds III expressly revoking their proxy, by signing and forwarding to Delaware Group Equity Funds III a later-dated proxy, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board of Delaware Group Equity Funds III does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those described in this Proxy Statement/Prospectus.  The Board of Delaware Group Equity Funds III is not aware of any other matters to be brought before the Meeting with respect to the Acquired Fund by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Only shareholders of record on the Record Date will be entitled to vote at the Meeting.  On the Record Date, the number of outstanding shares of each class of the Acquired Fund entitled to vote are as follows:

Number of Shares Entitled to Vote
Class A
Class B
Class C
Class R
Institutional Class
Total

The vote for the Transaction will be on a Fund-wide basis and not on a class-by-class basis.

What other solicitations will be made?

This proxy solicitation is being made by the Board of Delaware Group Equity Funds III for use at the Meeting.  The cost of this proxy solicitation will be shared as set forth below.  In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.  Delaware Group Equity Funds III will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.  Delaware Group Equity Funds III may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition to solicitations by mail, officers and employees of Delaware Group Equity Funds III, Delaware Management Business Trust and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews.  Delaware Group Equity Funds III has engaged The Altman Group, Inc. (“Altman Group”) to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $67,133, including out of pocket expenses, which will be borne as described below.  Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes.  Delaware Group Equity Funds III has also agreed to indemnify Altman Group against certain liabilities and expenses, including liabilities under the federal securities laws.  Delaware Group Equity Funds III expects that the solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of Altman Group if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.  These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Altman Group representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Altman Group representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Altman Group, then the Altman Group representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal.  Although the Altman Group representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.  Altman Group will record the shareholder’s instructions on the card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Altman Group immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting, will be shared by the following parties in the percentages indicated:  30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC.  The total costs of the Transaction are estimated to be approximately $168,919.

How do I submit a shareholder proposal?

The governing instruments of the Delaware Group Equity Funds III do not require that the Acquired Fund hold annual meetings of shareholders. The Acquired Fund is, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Acquired Fund. Delaware Group Equity Funds III also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders.  Delaware Group Equity Funds III’s governing instruments generally provide that a shareholder meeting may be called by a majority of the Trustees, the Chairperson of the Board, or the President of the Delaware Group Equity Funds III.

Shareholders of the Acquired Fund wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting must send their written proposal to the Acquired Fund within a reasonable time before the Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the proxy statement. The persons named as proxies in future proxy materials of the Acquired Fund may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Acquired Fund within a reasonable period of time before the Board’s solicitation relating to that meeting is made. Written proposals with regard to the Acquired Fund should be sent to the Secretary of Delaware Group Equity Funds III, David F. Connor, at the address of the Acquired Fund given above.

PRINCIPAL HOLDERS OF SHARES

On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each Fund, or class thereof.

To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Acquired Fund or the Acquiring Fund.  Except as noted therein, the Trusts have no knowledge of beneficial ownership.

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS

Exhibit A	-	Agreement and Plan of Reorganization between Delaware Group® Equity Funds III, on behalf of the Trend Fund, and Delaware Group Equity Funds IV, on behalf of the Smid Cap Growth Fund

Exhibit B	-	Principal Holders of Shares

Exhibit A – Agreement and Plan of Reorganization between Delaware Group Equity Funds IV, on behalf of Delaware Smid Cap Growth Fund, and Delaware Group Equity Funds III, on behalf of Delaware Trend Fund

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), made as of this 20th day of May 2010, by and between Delaware Group Equity Funds IV, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Smid Cap Growth Fund (“Acquiring Fund”), and Delaware Group Equity Funds III, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Trend Fund (“Acquired Fund”).

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Plan”) will consist of: (i) the acquisition by Delaware Group Equity Funds IV on behalf of Acquiring Fund of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of Acquiring Fund – Class A (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of Acquiring Fund – Class B (“Acquiring Fund Class B Shares”), (c) shares of beneficial interest, without par value, of Acquiring Fund – Class C (“Acquiring Fund Class C Shares”), (d) shares of beneficial interest, without par value, of Acquiring Fund – Class R (“Acquiring Fund Class R Shares”), and (e) shares of beneficial interest, without par value, of Acquiring Fund – Institutional Class (“Acquiring Fund Institutional Class Shares”); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund – Class B shares (“Acquired Fund Class B Shares”), (c) Acquiring Fund Class C Shares to the holders of Acquired Fund – Class C shares (“Acquired Fund Class C Shares”), (d) Acquiring Fund Class R shares to the holders of Acquired Fund – Class R shares (“Acquired Fund Class R Shares”), (e) Acquiring Fund Institutional Class shares to the holders of Acquired Fund – Institutional Class shares (“Acquired Fund Institutional Class Shares”), according to their respective interests in complete liquidation of Acquired Fund; and (iii) the dissolution of Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund

(a)           Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Equity Funds IV herein contained, and in consideration of the delivery by Delaware Group Equity Funds IV of the number of its shares of beneficial interest of Acquiring Fund hereinafter provided, Delaware Group Equity Funds III, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Delaware Group Equity Funds IV, on behalf of Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay Acquired Fund’s costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of Acquired Fund as liability reserves, (2) to discharge all of Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of Delaware Group Equity Funds III shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund (hereinafter “Net Assets”).  Delaware Group Equity Funds III, on behalf of Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  Delaware Group Equity Funds III agrees to use commercially reasonable efforts to identify all of Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”) prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.  In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of Acquired Fund.

(b)           Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Equity Funds III on behalf of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Equity Funds IV agrees at the Closing to deliver to Delaware Group Equity Funds III, on behalf of Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares

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as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Acquiring Fund Class R Shares determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Class Shares determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)           As soon as practicable following the Closing, Delaware Group Equity Funds III shall dissolve Acquired Fund and distribute pro rata to Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of Acquiring Fund received by Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of Acquiring Fund will be issued to shareholders of Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of Acquired Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

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(b)           The net asset value of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares, and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares, and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be October 8, 2010, or such later date as the parties may mutually agree.  The Closing shall take place at the principal office of Delaware Group Equity Funds IV, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m., Eastern Time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Delaware Group Equity Funds IV or Delaware Group Equity Funds III, accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of Delaware Group Equity Funds IV and Delaware Group Equity Funds III.  Delaware Group Equity Funds III shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to Delaware Group Equity Funds IV’s Custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286.  Also, Delaware Group Equity Funds III shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  Delaware Group Equity Funds IV shall provide evidence satisfactory to Delaware Group Equity Funds III in such manner as Delaware Group Equity Funds III may reasonably request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

4.	Representations and Warranties by Delaware Group Equity Funds III

Delaware Group Equity Funds III represents and warrants to Delaware Group Equity Funds IV that:

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(a)           Delaware Group Equity Funds III is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State.  Delaware Group Equity Funds III, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(b)           Delaware Group Equity Funds III is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value.  Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(c)           The financial statements appearing in Acquired Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2009, audited by Ernst & Young, LLP, copies of which have been delivered to Delaware Group Equity Funds IV, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Equity Funds IV, fairly present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           The books and records of Acquired Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Equity Funds IV and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

(e)           The statement of assets and liabilities to be furnished by Delaware Group Equity Funds III as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Delaware Group Equity Funds III, on behalf of Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Delaware Group Equity Funds III has the necessary trust power and trust authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

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(h)           Delaware Group Equity Funds III is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

(i)           Delaware Group Equity Funds III has full trust power and trust authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither Delaware Group Equity Funds III nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).

(k)           Delaware Group Equity Funds III does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(l)           Delaware Group Equity Funds III has elected to treat Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

5.           Representations and Warranties by Delaware Group Equity Funds IV

Delaware Group Equity Funds IV represents and warrants to Delaware Group Equity Funds III that:

(a)           Delaware Group Equity Funds IV is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State.  Delaware Group Equity Funds IV, of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

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(b)           Delaware Group Equity Funds IV is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund.  Each outstanding share of Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

(c)           At the Closing, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The financial statements appearing in Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2009, audited by Ernst & Young, LLP, copies of which have been delivered to Delaware Group Equity Funds III, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Equity Funds III, fairly present the financial position of Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           The statement of assets and liabilities of Acquiring Fund to be furnished by Delaware Group Equity Funds IV as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Delaware Group Equity Funds IV will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Delaware Group Equity Funds IV has the necessary trust power and trust authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

(h)           Delaware Group Equity Funds IV is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

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(i)           Delaware Group Equity Funds IV has full trust power and trust authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(j)           Neither Delaware Group Equity Funds IV nor Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           The books and records of Acquiring Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Equity Funds III and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

(l)           Delaware Group Equity Funds IV has elected to treat Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

6.	Representations and Warranties by Delaware Group Equity Funds III and Delaware Group Equity Funds IV

Delaware Group Equity Funds III and Delaware Group Equity Funds IV each represents and warrants to the other that:

(a)           Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of Acquired Fund or Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the

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returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund.  On behalf of Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  No return filed by it, on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquired Fund or Acquiring Fund, as appropriate.

(d)           All information provided to Delaware Group Equity Funds III by Delaware Group Equity Funds IV, and by Delaware Group Equity Funds III to Delaware Group Equity Funds IV, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)           Except in the case of Delaware Group Equity Funds III with respect to the approval of Acquired Fund’s shareholders of this Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of Delaware Group Equity Funds III

(a)           Delaware Group Equity Funds III covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           Delaware Group Equity Funds III undertakes that Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund’s shareholders.

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(c)           Delaware Group Equity Funds III covenants that by the Closing, all of Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Delaware Group Equity Funds III will at the Closing provide Delaware Group Equity Funds IV with:

(1)           A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

(2)           A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3)           All FIN 48 work papers and supporting statements pertaining to the Acquired Fund.

(e)           The Board of Trustees of Delaware Group Equity Funds III shall call, and Delaware Group Equity Funds III shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and Delaware Group Equity Funds III shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  Delaware Group Equity Funds III agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           Delaware Group Equity Funds III shall supply to Delaware Group Equity Funds IV, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

(g)           As promptly as practicable, but in any case within sixty days after the date of Closing, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement of the earnings and profits of Acquired Fund for federal income tax purposes that will be carried over by Acquiring Fund as a result of Section 381 of the Code, and which will be certified by Delaware Group Equity Funds III’s Treasurer.

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8.           Covenants of Delaware Group Equity Funds IV

(a)           Delaware Group Equity Funds IV covenants that the shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

(b)           Delaware Group Equity Funds IV covenants to operate the business of Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           Delaware Group Equity Funds IV covenants that by the Closing, all of Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Delaware Group Equity Funds IV shall supply to Delaware Group Equity Funds III, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

(e)           Delaware Group Equity Funds IV shall have filed with the United States Securities and Exchange Commission (the “Commission”) a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

11

9.	Conditions Precedent to be Fulfilled by Delaware Group Equity Funds III and Delaware Group Equity Funds IV

The obligations of Delaware Group Equity Funds III and Delaware Group Equity Funds  IV to effectuate this Agreement and the Plan hereunder shall be subject to the following respective conditions:

(a)           That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Plan and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That Acquired Fund shall have declared a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the taxable year ended June 30, 2010 and substantially all of such investment company taxable income for the short taxable year beginning on July 1, 2010 and ending on the date of Closing (the “short taxable year”), (ii) the excess, if any, of Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended June 30, 2010 and substantially all of such net tax-exempt income for the short taxable year, and (iii) all of Acquired Fund’s net capital gains recognized in its taxable year ended June 30, 2010 and substantially all of any such capital gain recognized in the short taxable year (in each case after reduction for any capital loss carry-over).

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

12

(g)           That prior to or at the Closing, Delaware Group Equity Funds III and Delaware Group Equity Funds IV shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement and in accordance with customary representations provided by Delaware Group Equity Funds III and Delaware Group Equity Funds IV with regard to matters of fact in certificates delivered to SRSY:

(1)           The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code; except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(3)           No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under Section 361(c)(1) of the Code.

(5)           The tax basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the tax basis of such assets to Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

13

(7)           No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund solely for the voting shares (including fractional shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The aggregate tax basis of Acquiring Fund shares received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of Acquiring Fund’s shares received by Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund’s shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That Delaware Group Equity Funds IV shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equity Funds III, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(1)           Delaware Group Equity Funds III was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           Delaware Group Equity Funds III is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund;

(3)           Delaware Group Equity Funds III is an open-end, investment company of the management type registered as such under the 1940 Act;

14

(4)           Except as disclosed in Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Equity Funds III, the unfavorable outcome of which would materially and adversely affect Delaware Group Equity Funds III or Acquired Fund;

(5)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Equity Funds III of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(6)           Neither the execution, delivery nor performance of this Agreement by Delaware Group Equity Funds III violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Equity Funds III is a party or by which Delaware Group Equity Funds III is otherwise bound; and

(7)           This Agreement has been validly authorized and executed by Delaware Group Equity Funds III and represents the legal, valid and binding obligation of Delaware Group Equity Funds III and is enforceable against Delaware Group Equity Funds III in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Equity Funds III with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Equity Funds III.

(i)           That Delaware Group Equity Funds III shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equtiy Funds IV, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(1)           Delaware Group Equity Funds IV was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           Delaware Group Equity Funds IV is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

15

(3)           Delaware Group Equity Funds IV is an open-end investment company of the management type registered as such under the 1940 Act;

(4)           Except as disclosed in Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Equity Funds IV, the unfavorable outcome of which would materially and adversely affect Delaware Group Equity Funds IV or Acquiring Fund;

(5)           The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Delaware Group Equity Funds IV or Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

(6)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Equity Funds IV of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(7)           Neither the execution, delivery nor performance of this Agreement by Delaware Group Equity Funds IV violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Equity Funds IV is a party or by which Delaware Group Equity Funds IV is otherwise bound; and

(8)           This Agreement has been validly authorized and executed by Delaware Group Equity Funds IV and represents the legal, valid and binding obligation of Delaware Group Equity Funds IV and is enforceable against Delaware Group Equity Funds IV in accordance with its terms.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Equity Funds IV with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Equity Funds IV.

(j)           That Delaware Group Equity Funds’ IV Registration Statement with respect to the shares of beneficial interest of Acquiring Fund to be delivered to Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

16

(k)           That the shares of beneficial interest of Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Delaware Group Equity Funds IV with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(l)           That at the Closing, Delaware Group Equity Funds III, on behalf of Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of Acquired Fund at the Close of Business on the Valuation Date.

10.           Fees and Expenses   The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 30% by Acquired Fund; 30% by Acquiring Fund; and 40% by Delaware Management Company, a series of Delaware Management Business Trust.

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) prior to the Closing as follows:

(1)           by mutual consent of Delaware Group Equity Funds III and Delaware Group Equity Funds IV;

(2)           by Delaware Group Equity Funds IV if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Equity Funds IV; or

(3)           by Delaware Group Equity Funds III if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Equity Funds III.

(b)           If the transactions contemplated by this Agreement have not been consummated by December 31, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Group Equity Funds III and Delaware Group Equity Funds IV.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Group Equity Funds III or Delaware Group Equity Funds IV or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

17

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Group Equity Funds III or Delaware Group Equity Funds IV, respectively (whichever is entitled to the benefit thereof).

(e)            The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither Delaware Group Equity Funds III nor Delaware Group Equity Funds IV, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of Delaware Group Equity Funds III or Delaware Group Equity Funds IV against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Group Equity Funds III or the Board of Trustees of Delaware Group Equity Funds IV to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12.	Liability of Delaware Group Equity Funds IV and Delaware Group Equity Funds III

(a)           Each party acknowledges and agrees that all obligations of Delaware Group Equity Funds IV under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Equity Funds IV under this Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Equity Funds IV shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Equity Funds III nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Equity Funds IV, the trustees, officers, employees or agents of Delaware Group Equity Funds IV, or any of them.

(b)           Each party acknowledges and agrees that all obligations of Delaware Group Equity Funds III under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware Group Equity Funds III under this Agreement with respect to Acquired Fund, or in connection with the transactions contemplated herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund; that no other series of Delaware Group Equity Funds III shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Equity Funds IV nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Equity Funds III, the trustees, officers, employees or agents of Delaware Group Equity Funds III, or any of them.

18

13.           Final Tax Returns and Forms 1099 of Acquired Fund

(a)           After the Closing, Delaware Group Equity Funds III shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Delaware Group Equity Funds III with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Delaware Group Equity Funds III or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust, at the time such Tax returns and Forms 1099 are prepared.

14.           Cooperation and Exchange of Information

Delaware Group Equity Funds IV and Delaware Group Equity Funds III will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

15.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

16.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

19

17.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Group Equity Funds III or Delaware Group Equity Funds IV at 2005 Market Street, Philadelphia, PA  19103, Attention: Secretary.

18.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

19.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, Delaware Group Equity Funds III and Delaware Group Equity Funds IV have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Equity Funds III, on behalf of the Delaware Trend Fund

By: /s/ Richard J. Salus
Richard J. Salus
Senior Vice President and Chief Financial Officer

Delaware Group Equity Funds IV, on behalf of the Delaware Smid Cap Growth Fund

By: /s/ Richard J. Salus
Richard J. Salus
Senior Vice President and Chief Financial Officer

20

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund Name / Class	Name and Address of Account	Share Amount	Percentage
Delaware Smid Cap Growth Fund – Class A Shares			%
%
Delaware Smid Cap Growth Fund – Class B Shares			%
Delaware Smid Cap Growth Fund – Class C Shares			%
Delaware Smid Cap Growth Fund – Class R Shares			%

Delaware Smid Cap Growth Fund – Institutional Class Shares			%

Delaware Trend Fund – Class A Shares			%
Delaware Trend Fund – Class B Shares			%
Delaware Trend Fund – Class C Shares
Delaware Trend Fund – Class R Shares			%
%
Delaware Trend Fund – Institutional Class Shares			%
%

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

Please detach at perforation before mailing.

PROXY PROXY

SPECIAL MEETING OF SHAREHOLDERS
DELAWARE TREND FUND
September 22, 2010

The undersigned hereby revokes all previous proxies for his/her shares and appoints Anthony G. Ciavarelli, David F. Connor, Cori E. Daggett, and Michael E. Dresnin, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Trend Fund (“Trend Fund”) that the undersigned is entitled to vote at the Trend Fund’s meeting to be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on  September 22, 2010 at _____ a.m./ p.m., Eastern Time, including any adjournments thereof (the "Meeting"), upon such business as may properly be brought before the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Delaware Group® Equity Funds III (the "Trust") on behalf of the Trend Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Trend Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of Trend Fund, and Delaware Group Equity Funds IV, on behalf of its series, Delaware Smid Cap Growth Fund.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.  IMPORTANT: PLEASE SIGN AND DATE ON THE REVERSE SIDE.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

Please detach at perforation before mailing.
----------------------------------------------------------------------------------------------------------------------------------------------------------

(Continued on the other side)

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY

Please detach at perforation before mailing.
----------------------------------------------------------------------------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:  [X]

   FOR    AGAINST   ABSTAIN

1. To approve an Agreement and Plan of Reorganization between	[] [] []
Delaware Group® Equity Funds III, on behalf of the Delaware Trend Fund, and Delaware Group® Equity Funds IV, on behalf of the Delaware
Smid Cap Growth Fund, that provides for (i) the acquisition of substantially all of the assets of the Delaware Trend Fund by the Delaware Smid Cap Growth
Fund in exchange solely for shares of the Delaware Smid Cap Growth Fund,
(ii) the pro rata distribution of such shares of the Delaware Smid Cap Growth Fund to the shareholders of the Delaware Trend Fund, and (iii) the complete liquidation and dissolution of the Delaware Trend Fund. Shareholders of the Delaware Trend Fund will receive
Class A, Class B, Class C, Class R or Institutional Class shares of the
Delaware Smid Cap Growth Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders'
shares in Class A, Class B, Class C, Class R or Institutional Class
shares of the Delaware Trend Fund.

VOTE VIA THE INTERNET: www.proxyvote.com
VOTE VIA THE TELEPHONE: 1-800-690-6903
CONTROL NUMBER: [______]

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

___________________________________
Signature
_______________________________2010
Dated

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.
PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
REQUIRED IF MAILED IN THE U.S.

STATEMENT OF ADDITIONAL INFORMATION
FOR
DELAWARE SMID CAP GROWTH FUND
a series of
DELAWARE GROUP EQUITY FUNDS IV

Dated July 6, 2010

Acquisition of Substantially All of the Assets of:

DELAWARE TREND FUND
(a series of Delaware Group Equity Funds III)

By and in exchange for shares of

DELAWARE SMID CAP GROWTH FUND
(a series of Delaware Group Equity Funds IV)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware Trend Fund (the "Trend Fund") in exchange for shares of Delaware Smid Cap Growth Fund (the "Smid Cap Growth Fund").

This SAI consists of this Cover Page and the following documents, each of which is attached to and is incorporated herein by reference (i.e., is legally considered to be a part of this SAI.)

1.
Prospectuses for the Trend Fund Class A, Class B, Class C, Class R and Institutional Shares dated October 28, 2009, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 485(b) (Accession No. 0001206774-09-001973) filed October 28, 2009 and will be mailed to any shareholder who requests this SAI.

2.
Supplement to the Prospectuses of the Trend Fund, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 (Accession No. 0001450789-10-000042) filed January 21, 2010 and will be mailed to any shareholder who requests this SAI.

3.
Supplement to the Prospectus of the Trend Fund’s Institutional Class Shares, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 (Accession No. 0001137439-10-000043) filed February 18, 2010 and will be mailed to any shareholder who requests this SAI.

4.
Statement of Additional Information of the Smid Cap Growth Fund and Supplement thereto, dated January 28, 2010, as previously filed via EDGAR is incorporated herein by reference to Registrant’s filing under Rule 497 (Accession No. 0001206774-10-000178) filed January 29, 2010 and will be mailed to any shareholder who requests this SAI.

5.
Supplement to the Statement of Additional Information of the Smid Cap Growth Fund, as previously filed via EDGAR is incorporated herein by reference to Registrant’s filing under Rule 497 (Accession number 0000910682-10-000002) filed on March 31, 2010 and will be mailed to any shareholder who requests this SAI.

6.
Statement of Additional Information of the Delaware Trend Fund, dated October 28, 2009, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 485(b) (Accession No. 0001206774-09-001973) filed October 28, 2009 and will be mailed to any shareholder who requests this SAI.

7.
Supplement to the Institutional Class Shares Statement of Additional Information of the Smid Cap Growth Fund and the Trend Fund, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 (Accession number 0001137439-10-000044) filed on February 18, 2010 and will be mailed to any shareholder who requests this SAI.

8.
Supplement to the Statement of Additional Information of the Trend Fund, as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 (Accession number 0001450791-10-000061) filed on April 14, 2010 and will be mailed to any shareholder who requests this SAI.

9.
The audited financial statements and related report of the independent auditors included in the Annual Report of the Smid Cap Growth Fund for the fiscal year ended September 30, 2009 as previously filed via EDGAR is incorporated herein by reference to Registrant’s Form N-CSR (Accession No. 0001206774-09-002275) filed December 4, 2009 and will be mailed to any shareholder who requests this SAI. No other parts of the Annual Report are incorporated herein by reference.

10.
 The unaudited financial statements included in the Semi-Annual Report of the Smid Cap Growth Fund for the period ended March 31, 2010, as previously filed via EDGAR is incorporated by reference to Registrant’s Form N-CSR (Accession No. 0001206774-10-001411) filed June 4, 2010 and will be mailed to any shareholder who requests this SAI. No other parts of the Semi-Annual Report are incorporated herein by reference.

11.
The audited financial statements and related report of the independent auditors included in the Annual Report of the Trend Fund for the fiscal year ended June 30, 2009 as previously filed via EDGAR is  incorporated herein by reference to Delaware Group Equity Funds III’s Form N-CSR (Accession No. 0001206774-09-001668) filed September 2, 2009 and will be mailed to any shareholder who requests this SAI. No other parts of the Annual Report are incorporated herein by reference.

12.
The unaudited financial statements included in the Semi-Annual Report of the Trend Fund for the period ended December 31, 2009, as previously filed via EDGAR is incorporated by reference to Delaware Group Equity Fund III’s Form N-CSR (Accession No. 0001206774-10-00355) filed February 25, 2010 and will be mailed to any shareholder who requests this SAI. No other parts of the Semi-Annual Report are incorporated herein by reference.

13.	Pro Forma Financial Statements for the Reorganization of the Trend Fund into the Smid Cap Growth Fund will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated July 6, 2010, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 800 523-1918 or by writing to Delaware Smid Cap Growth Fund at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Pro Forma Financial Statements

Under the Agreement and Plan of Reorganization between Delaware Group Equity Funds IV on behalf of the Smid Cap Growth Fund and Delaware Group Equity Funds III on behalf of the Trend Fund, the Trend Fund is to be reorganized into the Smid Cap Growth Fund. Shown below are unaudited pro forma financial statements for the combination of these Funds that are designed to give an estimate of the effects of the reorganization, which is more fully described in the proxy statement/prospectus dated July 6, 2010.

The Pro Forma Combined Schedule of Investments and Pro Forma Combined Statement of Assets and Liabilities have been adjusted to give effect to the reorganization as if it had occurred on March 31, 2010. The Pro Forma Combined Statements of Operations for the Smid Cap Growth Fund are for the twelve months ended March 31, 2010 and have been adjusted to give effect to the reorganization as if it occurred on April 1, 2009.

Delaware Smid Cap Growth Fund
Pro Forma Portfolio of Investments(A)
As of March 31, 2010	% of Total
(Unaudited)	Investments							Delaware Smid Cap Growth Fund
	(Pro Forma	Delaware Trend Fund		Delaware Smid Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined
	Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Common Stock	81.94%
Consumer Discretionary	20.33%
*DineEquity		204,700	$8,097,932	131,400	$5,198,184	0	$ -	336,100	$ 13,296,116
*Fastenal		283,900	13,624,361	182,300	8,748,577			466,200	22,372,938
*†Gentex		393,600	7,643,712	252,700	4,907,434			646,300	12,551,146
*@Interval Leisure Group		400,272	5,827,960	257,000	3,741,920			657,272	9,569,880
*†NetFlix		258,700	19,076,537	166,100	12,248,214			424,800	31,324,751
*Ritchie Bros Auctioneers		296,000	6,369,920	190,000	4,088,800			486,000	10,458,720
*Strayer Education		74,800	18,215,296	48,000	11,688,960			122,800	29,904,256
*†Weight Watchers International		575,200	14,684,856	369,300	9,428,229			944,500	24,113,085
			93,540,574		60,050,318		0		153,590,892
Consumer Staples	6.14%
*@†Peet's Coffee & Tea		394,061	15,624,518	264,100	10,471,565			658,161	26,096,083
*†Whole Foods Market		341,550	12,347,033	219,300	7,927,695			560,850	20,274,728
			27,971,551		18,399,260		0		46,370,811
Energy	4.56%
*†Core Laboratories		160,292	20,966,194	102,940	13,464,552			263,232	34,430,746
			20,966,194		13,464,552		0		34,430,746
Financial Services	11.81%
†Affiliated Managers Group		222,500	17,577,500	142,800	11,281,200			365,300	28,858,700
*†Heartland Payment Systems		518,054	9,635,804	341,200	6,346,320			859,254	15,982,124
†IntercontinentalExchange		129,600	14,538,528	83,200	9,333,376			212,800	23,871,904
optionsXpress Holdings		767,000	12,494,430	493,600	8,040,744			1,260,600	20,535,174
			54,246,262		35,001,640		0		89,247,902
Health Care	8.75%
*†ABIOMED		577,696	5,967,600	370,900	3,831,397			948,596	9,798,997
*†athenahealth		188,841	6,904,027	121,600	4,445,696			310,441	11,349,723
*†Perrigo		268,900	15,789,808	172,600	10,135,072			441,500	25,924,880
†Techne		182,300	11,610,687	117,000	7,451,730			299,300	19,062,417
			40,272,122		25,863,895		0		66,136,017
Producer Durables	8.97%
*C.H. Robinson worldwide		250,700	14,001,595	160,900	8,986,265			411,600	22,987,860
*Expeditors International of Washington		390,800	14,428,336	250,900	9,263,228			641,700	23,691,564
*Graco		395,049	12,641,568	264,300	8,457,600			659,349	21,099,168
			41,071,499		26,707,093		0		67,778,592

Technology	17.84%
*†Blackbaud		471,351	11,873,332	316,100	7,962,559			787,451	19,835,891
*†SBA Communications Class A		495,800	17,883,506	318,300	11,481,081			814,100	29,364,587
*†Sybase		163,800	7,636,356	97,200	4,531,464			261,000	12,167,820
†Teradata		449,500	12,986,055	288,600	8,337,654			738,100	21,323,709
*†VeriFone Holdings		688,400	13,912,564	461,400	9,324,894			1,149,800	23,237,458
*†VeriSign		674,700	17,548,947	433,100	11,264,931			1,107,800	28,813,878
			81,840,760		52,902,583		0		134,743,343
Utilities	3.53%
*†j2 Global Communications		683,577	15,995,702	456,900	10,691,460			1,140,477	26,687,162
			15,995,702		10,691,460		0		26,687,162
Total Common Stock			375,904,664		243,080,801		0		618,985,465

≠Discount Note	2.58%
Federal Home Loan Bank
0.001% 4/1/10		$9,278,052	9,278,052	$4,903,229	4,903,229			$14,181,281	14,181,281
0.01% 4/5/10		3,479,270	3,479,266	1,838,711	1,838,709			5,317,981	5,317,975
Total Discount Note			12,757,318		6,741,938		0		19,499,256

U.S. Treasury Obligations	0.21%
U.S. Treasury Bill
0.10% 4/15/10		579,878	579,845	306,452	306,435			886,330	886,280
0.12% 4/22/10		463,903	463,865	245,161	245,141			709,064	709,006
Total U.S. Treasury Obligations			1,043,710		551,576		0		1,595,286

Total Value of Securities Before Securities Lending Collateral	84.73%		389,705,692		250,374,315		-		640,080,007

Securities Lending Collateral**	15.27%
Investment Companies
BNY Mellon Securities Lending Overnight Fund		74,218,724	74,218,724	29,456,139	29,456,139			103,674,863	103,674,863
BNY Mellon SL DB II Liquidating Fund		7,826,895	7,748,625	3,882,021	3,843,201			11,708,916	11,591,826
†@Mellon GSL Reinvestment Trust II		875,601	37,213	627,630	26,674			1,503,231	63,887
Total Securities Lending Collateral©			82,004,562		33,326,014		0		115,330,576

Total Value of Securities	100.00%		$ 471,710,254		$ 283,700,329		$ -		$ 755,410,583

Total Investments at Cost			$ 440,892,924		$ 265,963,014		$ -		$ 706,855,938

†Non income producing security.
*Fully or partially on loan.
**See Note 6 in "Pro forma notes to financial statements."
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $35,729,850 which represented 5.64% of the Fund’s net assets. See Note 7 in “Pro forma notes to financial statements.”

©Includes $119,847,818 of securities loaned.

See Pro Forma Notes to Financial Statements

Delaware Smid Cap Growth Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of March 31, 2010
(Unaudited)
					Delaware Smid Cap Growth Fund
			Pro Forma		Pro Forma
	Delaware Trend Fund	Delaware Smid Cap Growth Fund	Adjustments		Combined
Assets

Investments, at value	$ 389,705,692	$ 250,374,315	$ -		$ 640,080,007
Cash	2,726,713	1,346,559	-		4,073,272
Short-term investments held as collateral for loaned securities	82,004,562	33,326,014			115,330,576
Receivable for securities sold	6,042,058	3,878,943			9,921,001
Dividends receivable	163,335	104,853			268,188
Securities lending income receivable	73,598	33,850			107,448
Receivable for fund shares sold	143,756	19,072			162,828
Other assets	38,446	503			38,949
Total Assets	480,898,160	289,084,109	-		769,982,269

Liabilities

Payable for securities purchased	387,022	155,936			542,958
Obligation to return securities lending collateral	82,921,220	33,965,790			116,887,010
Payable for fund shares purchased	17,610,452	229,165			17,839,617
Due to manager and affiliates	451,462	276,027			727,489
Other accrued expenses	207,927	131,336			339,263
Transaction costs payable	-	-	101,350	*	101,350
Total Liabilities	101,578,083	34,758,254	101,350		136,437,687
Total net assets	$ 379,320,077	$ 254,325,855	$ (101,350)		$ 633,544,582

Investment at Cost	$ 440,892,924	$ 265,963,014	$ -		$ 706,855,938

Components of Net Assets

Shares of beneficial interest
(unlimited authorization - no par)	$ 364,502,303	$ 230,468,151	$ -		$ 594,970,454
Accumulated net investment loss	-	-	(101,350)	*	(101,350)
Accumulated net realized gain on investments	(16,000,557)	6,120,389			(9,880,168)
Net unrealized appreciation of investments	30,818,331	17,737,315			48,555,646
Net Assets	$ 379,320,077	$ 254,325,855	$ (101,350)		$ 633,544,582

* Adjustment reflects the costs of the transaction to be incurred by the Funds.

Shares Outstanding	26,200,300	14,661,515	(3,346,113)		37,515,702

Class A Shares	21,239,223	13,733,511	(3,182,914)		31,789,820
Class B Shares	1,224,064	263,799	(163,199)		1,324,664
Class C Shares	2,936,743	388,910	(401,415)		2,924,238
Class R Shares	161,637	45,631	(24,509)		182,759
Institutional Shares	638,633	229,664	(112,317)		755,980

Net Assets:

Class A Shares	$ 315,161,144	$ 239,725,260	$ (89,870)		$ 554,796,534
Class B Shares	14,840,821	3,690,621	(2,718)		18,528,724
Class C Shares	36,641,286	5,621,008	(6,015)		42,256,279
Class R Shares	2,346,094	780,741	(469)		3,126,366
Institutional Shares	10,330,732	4,508,225	(2,278)		14,836,679

Net asset value per share:

Class A Shares	$14.84	$17.46			$17.45
Class B Shares	$12.12	$13.99			$13.99
Class C Shares	$12.48	$14.45			$14.45
Class R Shares	$14.51	$17.11			$17.11
Institutional Shares	$16.18	$19.63			$19.63

Offering price per share:

Class A Shares	$15.75	$18.53			$18.51

See Pro Forma Notes to Financial Statements

Delaware Smid Cap Growth Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended March 31, 2010
(Unaudited)

					Pro Forma		Delaware Smid Cap Growth Fund
	Delaware Trend Fund		Delaware Smid Cap Growth Fund		Adjustments		Pro Forma Combined

Investment Income:
Dividends	$ 1,510,109		$ 1,898,504		$ -		$ 3,408,613
Securities lending income	447,412		181,854				629,266
Interest	5,419		3,590		-		9,009
Foreign tax withheld	(9,184)		(10,063)				(19,248)
Total investment income	1,953,756		2,073,885		-		4,027,640

Expenses:
Management fees	2,637,657		1,731,006		(32,914)	A	4,335,749
Dividend disbursing and transfer agent fees and expenses	1,405,700		976,361				2,382,061
Distribution expenses - Class A	809,582		648,545				1,458,127
Distribution expenses - Class B	165,245		39,509				204,754
Distribution expenses - Class C	327,983		52,658				380,641
Distribution expenses - Class R	13,140		4,680				17,820
Accounting and administration expenses	140,480		87,394				227,874
Reports and statements to shareholders	94,114		63,848		(23,618)	B	134,344
Registration fees	56,453		69,816		(56,453)	B	69,816
Legal fees	52,958		82,517		(12,000)	B	123,475
Audit and tax	31,321		24,848		(10,950)	B	45,219
Trustees' fees	22,071		14,431				36,502
Custodian fees	9,427		4,409		(2,873)	B	10,963
Insurance fees	9,090		6,399				15,489
Dues and services	4,270		2,568		(1,551)	B	5,287
Consulting fees	3,666		2,507				6,173
Pricing fees	2,888		2,751		(2,814)	B	2,825
Trustees' expenses	1,347		991				2,338
	5,787,392		3,815,238		(143,173)		9,459,457
Less expenses absorbed or waived	-	C	(250,853)	C	(28,633)	D	(279,486)
Less waived distribution expenses - Class R	(2,190)		(779)				(2,969)
Total expenses	5,785,202		3,563,606		(171,806)		9,177,002

Net Investment Loss	(3,831,446)		(1,489,721)		171,806		(5,149,362)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain on investments	80,753,975		53,384,168		-		134,138,143
Net realized loss on foreign currencies	(3,606)		-		-		(3,606)
Net realized loss	80,750,369		53,384,168		-		134,134,537
Net change in unrealized appreciation/(depreciation)
of investments	145,849,149		39,347,296		-		185,196,445
Net Realized and Unrealized Gain on Investments and Foreign Currencies	226,599,518		92,731,464		-		319,330,982

Net Increase in Net Assets Resulting from Operations	$ 222,768,072		$ 91,241,743		$ 171,806		$ 314,181,620

A Decrease due to the impact of lower break point levels being implemented by merging the Funds.
BDecrease to reflect appropriate expense levels by merging the Funds.
CThe expense waiver was decreased from historical levels due to the expense limitation change effective November 1, 2009 and January 28, 2010, respectively.
D In addition to the fee waiver/fee reimbursement currently in place for the Delaware Smid Cap Growth Fund (Fund) through January 28, 2011, DMC has contractually agreed to cap (Expense Cap) the net expenses of the combined Fund for at least one year after the closing date of the Transaction in order to ensure that the combined Fund's total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively "non-routine expenses")) do not exceed, in an aggregate amount, 1.22% of the average daily net assets of the combined Fund. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund's Board and DMC.

See Pro Forma Notes to Financial Statements

Delaware Smid Cap Growth Fund
Pro Forma Notes to Financial Statements
March 31, 2010 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Smid Cap Growth Fund (formerly, Delaware Growth Opportunities Fund), Delaware Global Real Estate Securities Fund, and Delaware Healthcare Fund. These financial statements and the related notes pertain to the Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Trend Fund by Delaware Smid Cap Growth Fund.  The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware Trend Fund by Delaware Smid Cap Growth Fund had taken place as of April 1, 2009.

Under the terms of the Agreement and Plan of Reorganization, the combination of Delaware Trend Fund and Delaware Smid Cap Growth Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition (Transaction) of the net assets of Delaware Trend Fund in exchange for shares of the Delaware Smid Cap Growth Fund at net asset value.  The statement of assets and liabilities and the related statement of operations of Delaware Trend Fund and Delaware Smid Cap Growth Fund have been combined as of and for the twelve months ended March 31, 2010.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware Trend Fund included in its annual report dated June 30, 2009 and its semi-annual report dated December 31, 2009 and the financial statements of the Delaware Smid Cap Growth Fund’s annual report dated September, 30, 2009 and its semi-annual report dated March 31, 2010 or the Statement of Additional Information dated January 28, 2010, as supplemented.  The pro forma financial statements do not reflect the repositioning of the Funds that was effected in the first quarter 2010. Following the Transaction, the Delaware Smid Cap Growth Fund will be the surviving entity for legal, fund accounting and performance purposes.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2006 – September 30, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

3.  Allocation of Transaction Costs
The total costs of the Transaction between Delaware Trend Fund and Delaware Smid Cap Growth Fund are estimated to be $168,919.  The costs of the Transaction, including costs of soliciting proxies in connection with the shareholder meeting, will be shared by the following parties in the percentages indicated: 30% by Delaware Trend Fund, 30% by Delaware Smid Cap Growth Fund and 40% by Delaware Management Company (DMC), a series of Delaware Management Business Trust.

4. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Effective January 28, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)) do not exceed 1.22% of average daily net assets of the Fund through January 28, 2011. From September 11, 2009 to January 28, 2010, DMC had voluntarily agreed to waive its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses did not exceed 1.22% of average daily net assets. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund's Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.  From February 1, 2009 to September 11, 2009, DMC voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any non-routine expenses) did not exceed 1.13% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the 12b-1 fees through January 28, 2011 in order to prevent 12b-1 fees for Class R shares from exceeding 0.50% of average daily net assets.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees.  Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

5. Line of Credit
The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of March 31, 2010 or at any time during the period then ended.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets).  The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets.  The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold.  Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00.  Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.  In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II.  The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

7. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities.  Illiquid securities have been identified on the statement of net assets.

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Capital Shares
The pro forma net asset value per share for each class assumes the issuance of shares of the Fund that would have been issued at March 31, 2010, in connection with the proposed reorganization.  The number of Fund shares assumed to be issued is equal to the net asset value of the same class of the Delaware Trend Fund, as of March 31, 2010, divided by the net asset value per share of the respective class of the Fund as of March 31, 2010.

PART C
(Delaware Group® Equity Funds IV)

OTHER INFORMATION

Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.

(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 25, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 25, 2009.

(b)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

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(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization by and between Delaware Group Equity Funds III, on behalf of its series, Delaware Trend Fund, and Delaware Group Equity Funds IV, on behalf of its series, Delaware Smid Cap Growth Fund, is filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

(b)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 43 filed January 28, 2010.

(b)
Executed Investment Advisory Expense Limitation Letter (January 28, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 43 filed January 28, 2010.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreements.

(i)
Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

(ii)	Amended Schedule I (September 24, 2007) to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 39 filed September 24, 2007.

(iii)
Executed Distribution Expense Limitation Letter (January 28, 2010) between Delaware Distributors, L.P. and the Registrant, incorporated into this filing by reference to Post-Effective Amendment No. 43 filed January 28, 2010.

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(b)	Dealer’s Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 27, 2002.

(c)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 27, 2002.

(d)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 27, 2002.

(e)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed January 24, 2006.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed January 27, 2009.

(b)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2008.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement, incorporated into this filing by reference to Post-Effective Amendment No. 43 filed January 28, 2010.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement attached as Exhibit No. EX-99.9.b.ii.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Plan under Rule 12b-1 for Delaware Growth Opportunities Fund Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

(b)	Plan under Rule 12b-1 for Delaware Growth Opportunities Fund Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

(c)	Plan under Rule 12b-1 for Delaware Growth Opportunities Fund Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

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(d)	Plan under Rule 12b-1 for Delaware Global Real Estate Securities Fund Class A (August 15, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed September 24, 2007.

(e)	Plan under Rule 12b-1 for Delaware Global Real Estate Securities Fund Class C (August 15, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed September 24, 2007.

(f)	Plan under Rule 12b-1 for Delaware Healthcare Fund Class A (August 15, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed September 24, 2007.

(g)	Plan under Rule 12b-1 for Delaware Healthcare Fund Class C (August 15, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed September 24, 2007.

(h)	Plan under Rule 12b-1 for Class R (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

(i)	Plan under Rule 18f-3 (February 18, 2010) attached as Exhibit No. EX-99.10.i.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel (June 4, 2010) relating to the Registrant attached as Exhibit No. EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Form of Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization attached as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

(ii)	Executed Schedule A (effective as of September 28, 2007) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 39 filed September 24, 2007.

(iii)	Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 25, 2009.

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(b)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2008.

(c)
Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2008.

(i)
Amendment No. 4 (October 23, 2009) to Schedule A to Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 25, 2009.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm (June 2, 2010) attached as Exhibit No. EX-14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and

(a)	Powers of Attorney (May 20, 2010) attached as Exhibit No. EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for the Delaware Investments Family of Funds (February 2010) attached as Exhibit No. EX-99.17.a.

(b)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) attached as Exhibit No. EX-99.17.b.

(c)	Code of Ethics for Macquarie Capital Investment Management LLC (April 2009) attached as Exhibit No. EX-99.17.c.

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on the 4th day of June, 2010.

DELAWARE GROUP EQUITY FUNDS IV

By: /s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	June 4, 2010

Thomas L. Bennett * Thomas L. Bennett	Trustee	June 4, 2010

John A. Fry * John A. Fry	Trustee	June 4, 2010

Anthony D. Knerr * Anthony D. Knerr	Trustee	June 4, 2010

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	June 4, 2010

Ann R. Leven * Ann R. Leven	Trustee	June 4, 2010

Thomas F. Madison * Thomas F. Madison	Trustee	June 4, 2010

Janet L. Yeomans * Janet L. Yeomans	Trustee	June 4, 2010

J. Richard Zecher * J. Richard Zecher	Trustee	June 4, 2010

/s/ Richard Salus Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	June 4, 2010

*By: /s/ Richard Salus Richard Salus as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney filed herewith)

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

EXHIBITS

TO

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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INDEX TO EXHIBITS
(Delaware Group® Equity Funds IV)

Exhibit No.                      Exhibit

EX-99.9.b.ii	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement

EX-99.10.i               Plan under Rule 18f-3 (February 18, 2010)

EX-99.11.a	Opinion and Consent of Counsel (June 4, 2010) relating to the Registrant

EX-99.12.a	Form of Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization

EX-99.14.a	Consent of Independent Registered Public Accounting Firm (June 2, 2010)

EX-99.16.a              Powers of Attorney (May 20, 2010)

EX-99.17.a	Code of Ethics for the Delaware Investments Family of Funds (February 2010)

EX-99.17.b	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010)

EX-99.17.c	Code of Ethics for Macquarie Capital Investment Management LLC (April 2009)

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